DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION		3 Months Ended
	Oct. 20, 2020	Sep. 30, 2020
Entity Information [Line Items]
Written Communications	false
Entity Address, Address Line One		One Procter & Gamble Plaza
Entity Incorporation, State or Country Code		OH
Entity Registrant Name		PROCTER & GAMBLE CO
Document Type		8-K
Entity Central Index Key	0000080424
Document Period End Date		Oct. 20, 2020
Entity File Number		1-434
Entity Tax Identification Number		31-0411980
Entity Address, City or Town		Cincinnati
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		45202
City Area Code		513
Local Phone Number		983-1100
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without Par Value
Trading Symbol	PG
4.125% EUR due December 2020 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	4.125% EUR notes due December 2020
Trading Symbol	PG20A
2.000% due 2021 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2021
Trading Symbol	PG21
2.000% due 2022 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2022
Trading Symbol	PG22B
1.125% due 2023 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2023
Trading Symbol	PG23A
0.500% due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	PG24A
0.625% due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PG24B
1.375% due 2025 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	PG25
4.875% EUR due May 2027 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	4.875% EUR notes due May 2027
Trading Symbol	PG27A
1.200% due 2028 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
1.250% due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
1.800% due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
6.250% GBP due January 2030 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	6.250% GBP notes due January 2030
Trading Symbol	PG30
5.250% GBP due January 2033 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	5.250% GBP notes due January 2033
Trading Symbol	PG33
1.875% due 2038 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE